SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Useful life
Machinery	3 – 10 years
Furniture, fixtures and equipment	3 – 5 years
Vehicles	4 years
Medical equipment	6 – 10 years
Leasehold improvement	Over the lease term or estimated useful lives of 5 years, whichever is shorter

Schedule of useful lives of intangible assets, net
Useful life
Patent	6 years
Software	5 years

Schedule of the change in accounting estimate, the allowance for expected credit losses for accounts receivable

As a result of this change in accounting estimate, the allowance for expected credit losses for accounts receivable as of December 31, 2023, is summarized below:

	Individual basis	Aging group basis	Total
Trade accounts receivable	$1,991,596	$31,949,487	$33,941,083
Less: allowance for expected credited losses	(1,991,596)	(849,596)	(2,841,192)
Accounts receivable, net	—	$31,099,891	$31,099,891
Allowance Ratio	100%	2.7%	8.4%